Right-of-use assets - Summary of Breakdown for Right-Of-Use Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 375,508
Balance at end of period	528,747
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	765,408
Additions	57,179
Disposals	(38,588)
Business combinations	160,751
Exchange differences	(15,344)
Balance at end of period	929,406
Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(389,900)
Amortization	(57,277)
Disposals	(36,777)
Exchange differences	9,741
Balance at end of period	(400,659)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	373,027
Balance at end of period	525,825
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	758,923
Additions	55,996
Disposals	(37,877)
Business combinations	160,541
Exchange differences	(15,326)
Balance at end of period	922,257
Land and buildings | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(385,896)
Amortization	(56,372)
Disposals	(36,111)
Exchange differences	9,725
Balance at end of period	(396,432)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	38
Balance at end of period	43
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	524
Additions	65
Disposals	0
Business combinations	0
Exchange differences	0
Balance at end of period	589
Industrial and commercial equipment | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(486)
Amortization	(60)
Disposals	0
Exchange differences	0
Balance at end of period	(546)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	53
Balance at end of period	36
Plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	168
Additions	0
Disposals	0
Business combinations	0
Exchange differences	0
Balance at end of period	168
Plant and machinery | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(115)
Amortization	(17)
Disposals	0
Exchange differences	0
Balance at end of period	(132)
Other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,390
Balance at end of period	2,843
Other tangible assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5,793
Additions	1,118
Disposals	(711)
Business combinations	210
Exchange differences	(18)
Balance at end of period	6,392
Other tangible assets | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,403)
Amortization	(828)
Disposals	(666)
Exchange differences	16
Balance at end of period	€ (3,549)